Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000070601
Shareholder Report [Line Items]
Fund Name	Cambiar International Equity Fund
Class Name	Institutional Class Shares
Trading Symbol	CAMYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Cambiar International Equity Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.
Additional Information Phone Number	1-866-777-8227
Additional Information Website	https://cambiar.com/documents-forms/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar International Equity Fund, Institutional Class Shares	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 129,233,615
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 411,971
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$129,233,615	47	$411,971	20%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	4.2%
Short-Term Investment	1.3%
Denmark	3.4%
Belgium	3.6%
Portugal	4.1%
Netherlands	5.8%
United States	6.7%
Ireland	6.9%
Germany	7.0%
Singapore	7.1%
Switzerland	7.8%
France	10.1%
United Kingdom	12.6%
Japan	16.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
ASML Holding, Cl G	3.2%
London Stock Exchange Group	3.2%
AstraZeneca	3.2%
Daifuku Ltd.	2.6%
Sunbelt Rentals Holdings	2.6%
DBS Group Holdings	2.6%
ING Groep	2.6%
KBC Group	2.5%
Tokio Marine Holdings	2.4%
Barclays	2.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-866-777-8227
Updated Prospectus Web Address	https://cambiar.com/documents-forms/
C000015898
Shareholder Report [Line Items]
Fund Name	Cambiar International Equity Fund
Class Name	Investor Class Shares
Trading Symbol	CAMIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Cambiar International Equity Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.
Additional Information Phone Number	1-866-777-8227
Additional Information Website	https://cambiar.com/documents-forms/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar International Equity Fund, Investor Class Shares	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
AssetsNet	$ 129,233,615
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 411,971
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$129,233,615	47	$411,971	20%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	4.2%
Short-Term Investment	1.3%
Denmark	3.4%
Belgium	3.6%
Portugal	4.1%
Netherlands	5.8%
United States	6.7%
Ireland	6.9%
Germany	7.0%
Singapore	7.1%
Switzerland	7.8%
France	10.1%
United Kingdom	12.6%
Japan	16.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
ASML Holding, Cl G	3.2%
London Stock Exchange Group	3.2%
AstraZeneca	3.2%
Daifuku Ltd.	2.6%
Sunbelt Rentals Holdings	2.6%
DBS Group Holdings	2.6%
ING Groep	2.6%
KBC Group	2.5%
Tokio Marine Holdings	2.4%
Barclays	2.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-866-777-8227
Updated Prospectus Web Address	https://cambiar.com/documents-forms/
C000015896
Shareholder Report [Line Items]
Fund Name	Cambiar Opportunity Fund
Class Name	Institutional Class Shares
Trading Symbol	CAMWX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Cambiar Opportunity Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.
Additional Information Phone Number	1-866-777-8227
Additional Information Website	https://cambiar.com/documents-forms/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar Opportunity Fund, Institutional Class Shares	$35	0.65%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
AssetsNet	$ 328,426,351
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 713,832
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$328,426,351	39	$713,832	20%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Real Estate	1.5%
Utilities	2.2%
Materials	3.0%
Energy	3.3%
Short-Term Investment	4.8%
Communication Services	5.0%
Information Technology	7.9%
Consumer Discretionary	8.8%
Consumer Staples	9.4%
Health Care	17.0%
Financials	17.6%
Industrials	20.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Elevance Health	3.8%
Amazon.com	3.6%
Alphabet, Cl A	3.5%
Union Pacific	3.3%
Delta Air Lines	3.2%
PepsiCo	3.0%
Uber Technologies	3.0%
Texas Instruments	3.0%
Airbus ADR	3.0%
Amrize Ltd	2.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-866-777-8227
Updated Prospectus Web Address	https://cambiar.com/documents-forms/
C000015897
Shareholder Report [Line Items]
Fund Name	Cambiar Opportunity Fund
Class Name	Investor Class Shares
Trading Symbol	CAMOX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Cambiar Opportunity Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.
Additional Information Phone Number	1-866-777-8227
Additional Information Website	https://cambiar.com/documents-forms/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar Opportunity Fund, Investor Class Shares	$46	0.86%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.86%
AssetsNet	$ 328,426,351
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 713,832
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$328,426,351	39	$713,832	20%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Real Estate	1.5%
Utilities	2.2%
Materials	3.0%
Energy	3.3%
Short-Term Investment	4.8%
Communication Services	5.0%
Information Technology	7.9%
Consumer Discretionary	8.8%
Consumer Staples	9.4%
Health Care	17.0%
Financials	17.6%
Industrials	20.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Elevance Health	3.8%
Amazon.com	3.6%
Alphabet, Cl A	3.5%
Union Pacific	3.3%
Delta Air Lines	3.2%
PepsiCo	3.0%
Uber Technologies	3.0%
Texas Instruments	3.0%
Airbus ADR	3.0%
Amrize Ltd	2.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-866-777-8227
Updated Prospectus Web Address	https://cambiar.com/documents-forms/
C000070602
Shareholder Report [Line Items]
Fund Name	Cambiar Small Cap Fund
Class Name	Institutional Class Shares
Trading Symbol	CAMZX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Cambiar Small Cap Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.
Additional Information Phone Number	1-866-777-8227
Additional Information Website	https://cambiar.com/documents-forms/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar Small Cap Fund, Institutional Class Shares	$24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
AssetsNet	$ 69,610,644
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 187,648
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$69,610,644	42	$187,648	22%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Consumer Staples	1.9%
Energy	2.5%
Materials	4.5%
Utilities	4.7%
Short-Term Investment	5.3%
Real Estate	6.4%
Consumer Discretionary	8.5%
Industrials	10.1%
Health Care	14.4%
Information Technology	17.4%
Financials	24.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Diodes	4.0%
Lattice Semiconductor	3.7%
Ichor Holdings	3.6%
Tower Semiconductor	3.2%
Rambus	2.9%
Monarch Casino & Resort	2.7%
Align Technology	2.5%
BOK Financial	2.5%
NOV	2.5%
IDACORP	2.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-866-777-8227
Updated Prospectus Web Address	https://cambiar.com/documents-forms/
C000015899
Shareholder Report [Line Items]
Fund Name	Cambiar Small Cap Fund
Class Name	Investor Class Shares
Trading Symbol	CAMSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Cambiar Small Cap Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.
Additional Information Phone Number	1-866-777-8227
Additional Information Website	https://cambiar.com/documents-forms/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar Small Cap Fund, Investor Class Shares	$30	0.56%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.56%
AssetsNet	$ 69,610,644
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 187,648
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$69,610,644	42	$187,648	22%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Consumer Staples	1.9%
Energy	2.5%
Materials	4.5%
Utilities	4.7%
Short-Term Investment	5.3%
Real Estate	6.4%
Consumer Discretionary	8.5%
Industrials	10.1%
Health Care	14.4%
Information Technology	17.4%
Financials	24.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Diodes	4.0%
Lattice Semiconductor	3.7%
Ichor Holdings	3.6%
Tower Semiconductor	3.2%
Rambus	2.9%
Monarch Casino & Resort	2.7%
Align Technology	2.5%
BOK Financial	2.5%
NOV	2.5%
IDACORP	2.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-866-777-8227
Updated Prospectus Web Address	https://cambiar.com/documents-forms/
C000148331
Shareholder Report [Line Items]
Fund Name	Cambiar SMID Fund
Class Name	Institutional Class Shares
Trading Symbol	CAMUX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Cambiar SMID Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.
Additional Information Phone Number	1-866-777-8227
Additional Information Website	https://cambiar.com/documents-forms/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar SMID Fund, Institutional Class Shares	$22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
AssetsNet	$ 45,302,156
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 103,709
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$45,302,156	41	$103,709	27%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Materials	2.5%
Energy	2.5%
Short-Term Investment	2.7%
Consumer Staples	4.1%
Utilities	7.1%
Consumer Discretionary	7.2%
Real Estate	7.4%
Health Care	13.3%
Information Technology	15.4%
Industrials	16.8%
Financials	21.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
ON Semiconductor	4.1%
Lattice Semiconductor	3.1%
Littelfuse	2.9%
Masco	2.9%
Tower Semiconductor	2.8%
Watsco	2.8%
WillScot Holdings	2.8%
Saia	2.6%
Gentex	2.6%
BorgWarner	2.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-866-777-8227
Updated Prospectus Web Address	https://cambiar.com/documents-forms/
C000101540
Shareholder Report [Line Items]
Fund Name	Cambiar SMID Fund
Class Name	Investor Class Shares
Trading Symbol	CAMMX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Cambiar SMID Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.
Additional Information Phone Number	1-866-777-8227
Additional Information Website	https://cambiar.com/documents-forms/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar SMID Fund, Investor Class Shares	$25	0.47%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%
AssetsNet	$ 45,302,156
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 103,709
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$45,302,156	41	$103,709	27%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Materials	2.5%
Energy	2.5%
Short-Term Investment	2.7%
Consumer Staples	4.1%
Utilities	7.1%
Consumer Discretionary	7.2%
Real Estate	7.4%
Health Care	13.3%
Information Technology	15.4%
Industrials	16.8%
Financials	21.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
ON Semiconductor	4.1%
Lattice Semiconductor	3.1%
Littelfuse	2.9%
Masco	2.9%
Tower Semiconductor	2.8%
Watsco	2.8%
WillScot Holdings	2.8%
Saia	2.6%
Gentex	2.6%
BorgWarner	2.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-866-777-8227
Updated Prospectus Web Address	https://cambiar.com/documents-forms/